Shareholder Report, Average Annual Return (Details) 943270_The Multi-Disciplinary Income Fund_No Load Class_TSR Annual {No Load Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	5.23%	3.19%	3.72%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	8.62%	4.51%	6.53%
CBOE S&P 500 PutWrite Index (PUT) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 PutWrite Index (PUT)
Average Annual Return, Percent	9.19%	10.59%	7.98%
Cboe S&P 500 BuyWrite Monthly Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return, Percent	8.91%	9.33%	7.31%